Quarterly Report
November 30, 2024
MFS®  Mid Cap Growth Fund
OTC-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 6.3%
Axon Enterprise, Inc. (a)	409,613	$265,003,227
Hexcel Corp.	1,029,324	65,248,848
Howmet Aerospace, Inc.	4,764,606	564,034,058
Melrose Industries PLC	3,649,628	26,720,030
TransDigm Group, Inc.	72,433	90,756,376
		$1,011,762,539
Automotive – 1.4%
Copart, Inc. (a)	3,616,208	$229,231,425
Biotechnology – 0.3%
Illumina, Inc. (a)	323,255	$46,597,208
Brokerage & Asset Managers – 6.2%
Ares Management Co.	1,407,630	$248,770,450
Carlyle Group, Inc.	2,819,316	150,072,191
Evercore Partners, Inc.	100,206	30,853,427
LPL Financial Holdings, Inc.	812,148	264,069,922
TPG, Inc.	2,539,900	177,691,404
Tradeweb Markets, Inc.	973,171	131,864,671
		$1,003,322,065
Business Services – 9.7%
Corpay, Inc. (a)	77,383	$29,496,852
CoStar Group, Inc. (a)	2,387,198	194,174,685
Equifax, Inc.	63,859	16,702,960
Factset Research Systems, Inc.	277,418	136,120,690
Morningstar, Inc.	801,918	283,999,260
MSCI, Inc.	478,711	291,836,587
TransUnion	2,450,159	248,691,139
Verisk Analytics, Inc., “A”	1,205,472	354,661,917
		$1,555,684,090
Computer Software – 15.1%
Cadence Design Systems, Inc. (a)	537,367	$164,869,569
Constellation Software, Inc.	85,734	289,882,137
Datadog, Inc., “A” (a)	1,648,668	251,834,037
Dun & Bradstreet Holdings, Inc.	3,246,760	41,233,852
Guidewire Software, Inc. (a)	2,021,197	410,080,659
HubSpot, Inc. (a)	384,527	277,263,193
Manhattan Associates, Inc. (a)	596,989	170,404,540
PTC, Inc. (a)	755,857	151,216,751
ServiceNow, Inc. (a)	183,529	192,602,674
Synopsys, Inc. (a)	221,173	123,522,909
Tyler Technologies, Inc. (a)	559,322	351,908,623
		$2,424,818,944
Computer Software - Systems – 2.4%
Arista Networks, Inc. (a)	149,902	$60,833,230
Block, Inc., “A” (a)	2,534,977	224,472,213
CDW Corp.	102,050	17,953,656
Q2 Holdings, Inc. (a)	708,385	74,196,245
		$377,455,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.0%
AZEK Co., Inc. (a)	3,894,679	$206,885,348
Vulcan Materials Co.	923,668	266,136,461
		$473,021,809
Consumer Products – 1.2%
Church & Dwight Co., Inc.	1,344,266	$148,044,015
ODDITY Tech Ltd. (a)(l)	983,386	45,688,113
		$193,732,128
Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc. (a)	2,153,935	$249,059,504
Electrical Equipment – 4.3%
AMETEK, Inc.	1,295,130	$251,747,369
Hubbell, Inc.	369,623	170,059,846
nVent Electric PLC	638,604	50,009,079
Vertiv Holdings Co.	1,738,071	221,777,860
		$693,594,154
Electronics – 2.2%
ASM International N.V.	116,961	$63,301,003
Astera Labs, Inc. (a)	1,203,527	124,264,163
Monolithic Power Systems, Inc.	304,441	172,812,889
		$360,378,055
Energy - Independent – 1.3%
Diamondback Energy, Inc.	505,502	$89,772,100
Expand Energy Corp. (l)	1,259,199	124,610,333
		$214,382,433
Engineering - Construction – 1.2%
Quanta Services, Inc.	561,753	$193,535,144
Entertainment – 5.1%
Live Nation Entertainment, Inc. (a)	1,466,273	$202,712,242
Spotify Technology S.A. (a)	926,052	441,689,762
TKO Group Holdings, Inc. (a)	1,288,175	177,716,623
		$822,118,627
Gaming & Lodging – 3.0%
DraftKings, Inc. (a)	4,893,015	$213,580,105
Hyatt Hotels Corp.	1,391,104	219,710,966
Las Vegas Sands Corp.	919,774	48,803,208
		$482,094,279
Insurance – 2.0%
Arthur J. Gallagher & Co.	1,005,799	$314,050,680
Internet – 2.1%
Gartner, Inc. (a)	650,055	$336,682,986
Leisure & Toys – 2.4%
Take-Two Interactive Software, Inc. (a)	2,064,750	$388,957,605
Machinery & Tools – 2.9%
Ingersoll Rand, Inc.	1,245,226	$129,715,192
Wabtec Corp.	1,648,162	330,654,261
		$460,369,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.9%
Chemed Corp.	155,255	$88,866,410
IDEXX Laboratories, Inc. (a)	27,953	11,789,178
Veeva Systems, Inc. (a)	914,364	208,337,837
		$308,993,425
Medical Equipment – 6.9%
Agilent Technologies, Inc.	1,275,360	$175,961,419
Bio-Techne Corp.	1,407,531	106,071,536
DexCom, Inc. (a)	783,606	61,113,432
Masimo Corp. (a)	1,252,544	216,113,942
Natera, Inc. (a)	1,648,176	276,530,969
STERIS PLC	729,145	159,726,504
Waters Corp. (a)	312,878	120,370,424
		$1,115,888,226
Metals & Mining – 0.5%
Cameco Corp.	1,457,940	$86,674,533
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc.	1,001,095	$224,255,291
Other Banks & Diversified Financials – 0.2%
NU Holdings Ltd. (a)	2,007,888	$25,158,837
Pharmaceuticals – 1.8%
Ascendis Pharma, ADR (a)	1,318,834	$179,466,931
Legend Biotech Corp., ADR (a)(l)	1,579,295	66,440,941
Viking Therapeutics, Inc. (a)(l)	867,711	45,936,620
		$291,844,492
Pollution Control – 0.9%
GFL Environmental, Inc.	3,090,674	$145,570,746
Printing & Publishing – 1.7%
Wolters Kluwer N.V.	1,608,853	$268,933,430
Real Estate – 0.6%
CBRE Group, Inc., “A” (a)	695,189	$97,319,508
Restaurants – 2.9%
Aramark	2,572,117	$104,659,441
Chipotle Mexican Grill, Inc., “A” (a)	3,029,282	186,361,429
Sweetgreen, Inc. (a)	617,556	25,307,445
Wingstop, Inc.	452,995	148,931,166
		$465,259,481
Specialty Stores – 4.4%
ACV Auctions, Inc. (a)	5,270,194	$119,211,788
Burlington Stores, Inc. (a)	684,887	193,055,947
Coupang, Inc. (a)	579,180	14,688,005
Floor & Decor Holdings, Inc., “A” (a)	375,279	42,110,057
O'Reilly Automotive, Inc. (a)	127,127	158,046,829
Tractor Supply Co.	643,907	182,657,099
		$709,769,725
Trucking – 0.4%
Saia, Inc. (a)	110,454	$62,857,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.6%
Vistra Corp.	1,628,431	$260,288,411
Total Common Stocks		$15,893,661,739
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	115,391	$0

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.66% (v)	176,138,611	$176,156,225
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j)	27,878,505	$27,878,505

Other Assets, Less Liabilities – (0.1)%		(23,326,244)
Net Assets – 100.0%		$16,074,370,225
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $176,156,225 and $15,921,540,244, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,239,447,271	$—	$—	$14,239,447,271
Canada	522,127,416	0	—	522,127,416
Sweden	441,689,762	—	—	441,689,762
Netherlands	332,234,433	—	—	332,234,433
Denmark	179,466,931	—	—	179,466,931
China	66,440,941	—	—	66,440,941
Israel	45,688,113	—	—	45,688,113
United Kingdom	26,720,030	—	—	26,720,030
Brazil	25,158,837	—	—	25,158,837
Other Countries	14,688,005	—	—	14,688,005
Mutual Funds	204,034,730	—	—	204,034,730
Total	$16,097,696,469	$0	$—	$16,097,696,469
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2024, the value of securities loaned was $52,098,279. These loans were collateralized by cash of $27,878,505 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $25,810,454.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$422,311,132	$345,655,496	$591,751,734	$28,067	$(86,736)	$176,156,225
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,664,665	$—